UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08979

Victory Variable Insurance Funds
(Exact name of registrant as specified in charter)

3435 Stelzer Rd. Columbus, OH		43219
(Address of principal executive offices)		(Zip code)

Citi Fund Services, 3435 Stelzer Rd. Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		614-470-8000

Date of fiscal year end:	12/31

Date of reporting period:	03/31/09

Item 1. Schedule of Investments.

The Victory Variable Insurance Funds	Schedule of Portfolio Investments
Diversified Stock Fund	March 31, 2009
(Amounts in Thousands, Except for Shares)	(Unaudited)

	Shares or
	Principal
Security Description	Amount	Value

Commercial Paper (5.9%):
Societe Generale North America, 0.19% (a), 4/1/09	$1,782	$1,782

Total Commercial Paper (Amortized Cost $1,782)		1,782

Common Stocks (91.3%):
Aerospace/Defense (1.9%):
Boeing Co.	15,988	569

Banks (2.6%):
Northern Trust Corp.	2,500	150
PNC Financial Services Group, Inc.	10,800	316
U.S. Bancorp	21,500	314
		780

Beverages (2.6%):
PepsiCo, Inc.	14,981	771

Biotechnology (1.4%):
Amgen, Inc. (b)	8,600	426

Brokerage Services (3.1%):
Charles Schwab Corp.	60,190	933

Computers & Peripherals (2.3%):
EMC Corp. (b)	61,800	705

Cosmetics & Toiletries (2.3%):
Estee Lauder Cos., Class A	6,065	150
Procter & Gamble Co.	11,454	539
		689

Electronics (2.0%):
General Electric Co.	59,485	601

Financial Services (0.8%):
Goldman Sachs Group, Inc.	2,200	233

Food Processing & Packaging (0.6%):
H.J. Heinz Co.	5,200	172

Health Care (2.5%):
Alcon, Inc.	8,200	745

Home Builders (1.2%):
Toll Brothers, Inc. (b)	19,981	363

Insurance (0.5%):
Prudential Financial, Inc.	7,587	144

Internet Service Provider (0.5%):
Yahoo!, Inc. (b)	11,248	144

Investment Companies (1.6%):
Invesco Ltd.	34,950	484

Manufacturing-Diversified (2.2%):
Illinois Tool Works, Inc.	6,800	210
Tyco International Ltd.	22,840	447
		657

Media (0.9%):
News Corp., Class A	41,600	275

Mining (4.2%):
Barrick Gold Corp.	22,236	721
Newmont Mining Corp.	12,300	550
		1,271

See notes to schedules of investments.

	Shares or
	Principal
Security Description	Amount	Value

Oil & Gas Exploration-Production & Services (1.7%):
Anadarko Petroleum Corp.	13,452	$523

Oil Companies-Integrated (0.7%):
Hess Corp.	3,838	208

Oilfield Services & Equipment (6.0%):
Halliburton Co.	46,422	718
Schlumberger Ltd.	27,252	1,107
		1,825

Paint, Varnishes & Enamels (1.2%):
The Sherwin-Williams Co.	7,000	364

Pharmaceuticals (7.2%):
Johnson & Johnson	15,800	831
Merck & Co., Inc.	27,200	728
Pfizer, Inc.	27,800	379
Teva Pharmaceutical Industries Ltd., Sponsored ADR	5,000	225
		2,163

Restaurants (2.5%):
McDonald’s Corp.	13,979	763

Retail (3.5%):
Target Corp.	31,100	1,070

Retail-Discount (4.2%):
Wal-Mart Stores, Inc.	24,200	1,261

Retail-Drug Stores (3.3%):
CVS Caremark Corp.	36,782	1,011

Retail-Specialty Stores (5.5%):
Bed Bath & Beyond, Inc. (b)	9,929	246
Lowe’s Cos., Inc.	76,653	1,399
		1,645

Semiconductors (6.1%):
Intel Corp.	56,342	848
Lam Research Corp. (b)	9,900	226
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	85,063	761
		1,835

Software & Computer Services (8.1%):
Adobe Systems, Inc. (b)	19,800	423
Microsoft Corp.	57,600	1,058
Oracle Corp. (b)	54,000	976
		2,457

Steel (2.0%):
Nucor Corp.	15,600	595

Transportation Services (2.9%):
United Parcel Service, Inc., Class B	17,931	883

Utilities-Electric (1.5%):
Exelon Corp.	9,523	432
Public Service Enterprise Group, Inc.	947	28
		460

Utilities-Telecommunications (1.7%):
AT&T, Inc.	20,500	517

See notes to schedules of investments.

Total Common Stocks (Cost $31,380)	27,542

Total Investments (Cost $33,162) — 97.2%	29,324

Other assets in excess of liabilities — 2.8%	839

NET ASSETS — 100.0%	$30,163

(a)	Rate represents the effective yield at purchase.

(b)	Non-income producing security.

ADR	American Depositary Receipt

See notes to schedules of investments.

Notes to Schedule of Portfolio Investments

March 31, 2009 (unaudited)

1. Federal Tax Information:

At March 31, 2009, the cost basis for federal tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation was as follows (amounts in thousands):

	Cost of			Net
	Investments	Gross	Gross	Unrealized
	for Federal	Unrealized	Unrealized	Appreciation/
	Tax Purposes	Appreciation	Depreciation	(Depreciation)
Diversified Stock Fund	34,265	538	(5,479)	(4,941)

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Victory Variable Insurance Funds (the “Trust”) in the preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America.  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.  Actual results could differ from those estimates.  The Trust presently offers shares of one fund, the Diversified Stock Fund (the “Fund”).

Securities Valuation:

Portfolio securities listed or traded on domestic securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price.  Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.  Investments in other open-end investment companies are valued at net asset value.  Investments for which there are no such quotations, or for which the quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board.

Effective January 1, 2008, the Fund began applying the standard established under Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements” (“SFAS 157”).  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.  One key component of the implementation of SFAS 157 includes the development of a three-tier fair value hierarchy.  The basis of the tiers is dependant upon the various “inputs” used to determine the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•                  Level 1 - quoted prices in active markets for identical assets.

•                  Level 2 - other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.).

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2009 (amounts in thousands):

	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	LEVEL 3 — Significant Unobservable Inputs	Total
Fund Name	Investment in Securities	Investment in Securities	Investment in Securities	Investment in Securities

Diversified Stock Fund	$27,542	$1,782	$—	$29,324

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date.  For financial reporting purposes, however, portfolio security transactions are accounted for on the trade date on the last business day of the reporting period.  Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount.  Dividend income is recorded on the ex-dividend date.  Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Repurchase Agreements:

The Fund may acquire securities subject to repurchase agreements from financial institutions such as banks and broker-dealers, which the Fund’s investment adviser deems creditworthy under guidelines approved by the Board. Under a repurchase agreement, the seller agrees to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short term rates, which may be more or less than the rate on the underlying securities. The repurchase agreements are collateralized by various corporate, U.S. Government and government-backed securities, with value of not less than the repurchase price (including interest). If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. Securities subject to repurchase agreements are held by the Fund’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Securities Purchased on a When-Issued Basis:

The Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time the Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities.  As of March 31, 2009, the Fund had no outstanding “when-issued” purchase commitments.

Securities Lending:

The Fund may, from time to time, lend securities from its portfolio to broker-dealers, banks, financial institutions and other institutional borrowers approved by the Board. The Trust limits its securities lending activity to 33 1/3% of the total assets of the Fund. KeyBank National Association (“KeyBank”), the Fund’s custodian and an affiliate of Victory Capital Management Inc. (the “Adviser”), serves as the lending agent for the Trust pursuant to a Securities Lending Agency Agreement (the “Lending Agreement”), for which it receives a fee. KeyBank’s fee is computed monthly in arrears and is 25% of the sum of all interest, dividends and other distributions earned from the investment of collateral in investments, as approved by the Board, net of rebates paid by KeyBank to borrowers and net of brokerage commissions, if any, incurred in making or liquidating the investments. Under guidelines established by the Board, the loans must be collateralized at all times in an amount equal to at least 100% of the current market value of the loaned securities in the form of cash or U.S. Government obligations (held by KeyBank), to secure the return of the loaned securities.

Initial value of loan collateral shall be no less than 102% of the market value of the loaned securities plus the accrued interest on debt securities. KeyBank, at the direction of the Adviser, consistent with the Trust’s securities lending guidelines, may invest the collateral in short-term debt instruments that the Adviser has determined present minimal credit risks. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially.

By lending its securities, the Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in short-term U.S. Government securities, repurchase agreements, or other short-term securities. The cash collateral, or short-term investments purchased with such collateral, is recorded as an asset of the Fund, offset by a corresponding liability to return all collateral as cash at the termination of the securities loan(s). Fixed income securities received as collateral are not recorded as an asset or liability of the Trust because the Fund does not have effective control of such securities. Loans are subject to termination by the Trust or the borrower at any time.

During the period ended March 31, 2009, the Fund had no outstanding securities on loan.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Variable Insurance Funds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date	May 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Policarpo II
Michael Policarpo II, President
Date	May 21, 2009

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date	May 21, 2009

* Print the name and title of each signing officer under his or her signature.